DoubleLine Strategic Commodity Fund (Consolidated)
Schedule of Investments
June 30, 2026 (Unaudited)
1
P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
US GOVERNMENT AND AGENCY OBLIGATIONS - 103.8%
7,200,000 United States Treasury Bill
(a)
............................................ 0.00% 7/7/2026 7,195,726
3,500,000 United States Treasury Bill
(a)
............................................ 0.00% 7/9/2026 3,497,176
6,000,000 United States Treasury Bill
(a)
............................................ 0.00% 8/6/2026 5,978,340
1,000,000 United States Treasury Bill ............................................. 0.00% 9/1/2026 993,744
2,000,000 United States Treasury Bill ............................................. 0.00% 9/8/2026 1,985,944
3,000,000 United States Treasury Bill ............................................. 0.00% 10/13/2026 2,967,782
4,500,000 United States Treasury Bill ............................................. 0.00% 10/20/2026 4,447,674
5,000,000 United States Treasury Bill ............................................. 0.00% 11/27/2026 4,922,085
52,000,000 United States Treasury Bill ............................................. 0.00% 12/3/2026 51,153,439
Total US Government and Agency Obligations
(Cost $83,171,481) 83,141,910
SHARES
SHORT TERM INVESTMENTS - 4.4%
1,202,712
BNY Dreyfus Government Cash Management - Institutional
(b)
...................... 3.54% 1,202,712
1,167,339
MSILF Government Portfolio - Institutional
(b)
.................................. 3.56% 1,167,339
1,167,339
Northern Institutional Funds -Treasury Portfolio - SHR
(b)
.......................... 3.56% 1,167,339
Total Short Term Investments
(Cost $3,537,390) 3,537,390
Total Investments - 108.2%
(c)
(Cost $86,708,871) 86,679,300
Other Liabilities in Excess of Assets - (8.2)% (6,592,963)
NET ASSETS - 100.0%
$80,086,337
(a) All or a portion of security has been pledged as collateral.
(b) Seven-day yield as of period end.
(c) 100.00% of the total investments are based in the United States.
MSILF Morgan Stanley Institutional Liquidity Funds
Swap Agreements
Excess Return Swaps
Reference Entity Counterparty
Long/
Short
Financing
Rate
Payment
Frequency
Termination
Date Notional Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Commodity Beta Basket
Swap
(1)(2)
Barclays Capital, Inc. Long 0.20% Termination 07/01/2026 $ 29,300,007 $ (2,177,534) $ – $ (2,177,534)
Commodity Beta Basket
Swap
(1)(2)
Canadian Imperial Bank
Of Commerce Long 0.21% Termination 07/01/2026 $ 28,900,002 (2,214,381) – (2,214,381)
Commodity Beta Basket
Swap
(1)(2)
Bank of America
MerrillLynch Long 0.23% Termination 07/01/2026 $ 28,900,002 (2,214,846) – (2,214,846)
$ (6,606,761) $ – $ (6,606,761)

DoubleLine Strategic Commodity Fund (Consolidated)
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
2
Index
Ticker
Contract Value
(a)
Value of Index
Weightings
Soybean Future ..................................
S1
0.42
$ 142
18.3%
Electrolytic Copper Future ...........................
LP1
0.15
142
18.2%
Brent Crude Future ................................
CO1
0.11
84
10.8%
Crude Oil Future ..................................
CL1
0.11
82
10.5%
Nickel Future ....................................
LN1
0.29
79
10.2%
Low Sulphur Gas Oil Future ..........................
QS1
0.08
60
7.7%
Gasoline RBOB Future .............................
XB1
0.06
53
6.8%
Live Cattle Future .................................
LC1
0.14
36
4.6%
Sugar No. 11 Future ...............................
SB1
0.24
35
4.5%
NY Harbor ULSD Heating Oil Future ....................
HO1
0.06
34
4.4%
Cotton No. 2 Future ................................
CT1
0.55
31
4.0%
778
100.0%
(1) All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2) Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2026, all constituents and their weightings were as follows:
(a) Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.